Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Information [Abstract]
Schedule of Balance Sheet as Total Assets, Including Assets of Discontinued Operations	The segment net income (loss) from continuing operations are presented in the table below.

	Three Months Ended			Six Months Ended
	June 30, 2026			June 30, 2026
	Green Energy	Construction Management	Total	Green Energy	Construction Management	Total
Revenue	$-	$369,170,248	$369,170,248	$-	$369,170,248	$369,170,248
Contract costs	-	347,054,830	347,054,830	-	347,054,830	347,054,830
Gross profit	-	22,115,418	22,115,418	-	22,115,418	22,115,418

Operating expenses:
Selling, general, and administrative expenses	581,808	4,396,980	4,978,788	914,196	4,396,980	5,311,176
Total operating expenses	581,808	4,396,980	4,978,788	914,196	4,396,980	5,311,176

Operating profit (loss)	(581,808)	17,718,438	17,136,630	(914,196)	17,718,463	16,804,242

Other income (expenses):
Interest income	4,266	263,950	268,216	4,266	263,950	268,216
Interest expense	(47,384)	(3,590,557)	(3,637,941)	(50,384)	(3,590,557)	(3,640,941)
Total other expenses	(43,118)	(3,326,607)	(3,369,725)	(46,118)	(3,326,607)	(3,372,725)

Income (loss) before provision for income taxes	$(624,926)	$14,391,831	$13,766,905	$(960,314)	$14,391,831	$13,431,517

Provision for income taxes	2,504,851	-	2,504,851	2,504,851	-	2,504,851

Net income (loss) from continuing operations	$1,879,925	$14,391,831	$16,271,756	$1,544,537	$14,391,831	$15,936,368

Expenditures for segment assets	$-	$26,116	$26,116	$-	$26,116	$26,116
	Three Months Ended			Six Months Ended
	June 30, 2025			June 30, 2025
	Green Energy	Construction Management	Total	Green Energy	Construction Management	Total
Revenue	$-	$-	$-	$-	$-	$-
Contract costs	-	-	-	-	-	-
Gross profit	-	-	-	-	-	-

Operating expenses:
Selling, general, and administrative expenses	221,572	-	221,572	455,925	-	455,925
Total operating expenses	221,572	-	221,572	455,925	-	455,925

Operating profit (loss)	(221,572)	-	(221,572)	(455,925)	-	(455,925)

Other income (expenses):
Gain on settlement of accounts payable	4,000	-	4,000	4,000	-	4,000
Interest expense	(10,151)	-	(10,151)	(20,548)	-	(20,548)
Total other expenses	(6,151)	-	(6,151)	(16,548)	-	(16,548)

Income (loss) before provision for income taxes	$(227,723)	$-	$(227,723)	$(472,473)	$-	$(472,473)

Income tax benefit	-	-	-	-	-	-

Net income (loss) from continuing operations	$(227,723)	$-	$(227,723)	$(472,473)	$-	$(472,473)

Expenditures for segment assets	$-	$-	$-	$-	$-	$-

	June 30, 2026			December 31, 2025
	Green Energy	Construction Management	Total	Green Energy	Construction Management	Total
Segment assets	$4,651,702	$329,147,818	$333,799,520	$337,937	$-	$337,937
The segment net loss from continuing operations and significant segment expenses are presented in the table below. Segment assets are reported on the balance sheet as total assets, including assets of discontinued operations.